CornerCap Large/Mid-Cap Value Fund

Investment Objective
The investment objective of the CornerCap Large/Mid-Cap Value Fund (the "Large/Mid-Cap Value Fund") is long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Large/Mid-Cap Value Fund.

Shareholder Fees (Fees paid directly from your investment)

The Large/Mid-Cap Value Fund does not charge any sales charges or sales loads. If you buy or sell shares indirectly through a financial intermediary instead of directly from the Large/Mid-Cap Value Fund, you may be charged a fee by the financial intermediary.

Large/Mid-Cap Value Fund's Redemption Fee 1.00%*

* Subject to certain exceptions, which are described more fully under "SELLING SHARES - Redemption Fee," the Large/Mid-Cap Value Fund charges a 1.00% redemption fee (calculated as a percentage of the amount redeemed) that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of your initial purchase of shares of the Large/Mid-Cap Value Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	CornerCap Large/Mid-Cap Value Fund
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.40%
Total Annual Fund Operating Expenses	1.30%
Fee Waiver and/or Expense Reimbursement	(0.30%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%
[1]	The Large/Mid-Cap Value Fund's Adviser, CornerCap Investment Counsel, Inc. ("Adviser") has contractually agreed to waive fees and reimburse the Large/Mid-Cap Value Fund for "Total Annual Fund Operating Expenses" (exclusive of all taxes, interest, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) that exceed 1.00%. The contractual agreement cannot be terminated prior to August 1, 2018 without the Board of Trustees' approval.

Example

This Example is intended to help you compare the cost of investing in the Large/Mid-Cap Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Large/Mid-Cap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Large/Mid-Cap Value Fund's operating expenses remain the same, except that the contractual obligation to waive fees and reimburse expenses remains in effect only until August 1, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
CornerCap Large/Mid-Cap Value Fund | | USD ($)	102	383	684	1,541

Portfolio Turnover

The Large/Mid-Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Large/Mid-Cap Value Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Large/Mid-Cap Value Fund's performance. During the most recent fiscal year, the Large/Mid-Cap Value Fund's portfolio turnover rate was 82% of the average value of its portfolio.

Principal Investment Strategies

To meet its investment objective, the Large/Mid-Cap Value Fund typically invests 80% or more of its net assets in U.S. common stocks of large-cap and mid-cap companies. The Adviser defines large-cap and mid-cap companies to be those companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase that the Adviser believes are attractively valued relative to the market. The market capitalization range of the Russell 1000® Index was $380.0 million to $750.3 billion as of June 30, 2017, and is expected to change frequently. The Adviser uses Fundametrics®, the Adviser's proprietary quantitative research system, to select stocks for the Large/Mid-Cap Value Fund. Fundametrics® evaluates all stocks in the Large/Mid-Cap Value Fund's investible universe with respect to over 120 fundamental factors. Fundametrics® was designed to evaluate stocks on many of the same criteria used by a human analyst, but is done using a systematic approach that minimizes human emotion and bias.

Buy and sell decisions are determined by a subset of factors contained within the Fundametrics® "Alpha Composite" and "Financial Warnings Overlay". The Alpha Composite is a combination of alpha seeking factors designed to identify stocks with potential for excess returns. The makeup of the Alpha Composite is primarily valuation-focused factors, but also includes certain growth, momentum and other factors with low correlations to value for diversification purposes. The Financial Warnings Overlay is then applied to the Large/Mid-Cap Value Fund's investible universe of stocks using a separate set of risk factors designed to identify stocks with risk levels that the Adviser believes will lead to under performance. The Financial Warnings Overlay is designed to avoid high risk stocks that otherwise have attractive valuation metrics. Potential "buy" stocks - those that score highly with respect to the Alpha Composite and pass the Financial Warnings Overlay - are then evaluated with respect to whether they would improve portfolio diversification. The Large/Mid-Cap Value Fund typically sells stocks that score low on the Alpha Composite or are flagged by the Financial Warnings Overlay as presenting unreasonable risk.

The Large/Mid-Cap Value Fund may also invest in exchange-traded funds ("ETFs") or other investment companies that hold securities in which the Large/Mid-Cap Value Fund may directly invest.

Principal Risks

An investment in the Large/Mid-Cap Value Fund is subject to investment risks, including the risk of losing money on an investment in the Large/Mid-Cap Value Fund. The principal risks of the Large/Mid-Cap Value Fund are:

Business and Company Risk: The Large/Mid-Cap Value Fund's investments in certain industries or companies in an industry may underperform other industries or companies, and the Large/Mid-Cap Value Fund's investments may be less responsive to competitive challenges or opportunities and unable to attain growth or mitigate losses in certain circumstances or economic environments.

Equity Security Risk: The prices of equity securities will fluctuate - sometimes dramatically - over time and the Large/Mid-Cap Value Fund could lose a substantial part, or even all, of its investment in a particular issue.

ETF and Other Investment Company Risk: By investing in the Large/Mid-Cap Value Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Large/Mid-Cap Value Fund invests in addition to the Large/Mid-Cap Value Fund's direct fees and expenses.

Management Risk: The specific securities selected by the Adviser may perform poorly and may cause the Large/Mid-Cap Value Fund to underperform other mutual funds with similar investment objectives.

Market Risk: Stock prices fluctuate in response to many factors, including the activities of individual companies and general market and economic conditions.

Mid-Cap Company Risk: Stocks of mid-cap companies may be more susceptible to market downturns and have more volatile stock prices, which may cause the value of the Large/Mid-Cap Value Fund to decline.

Portfolio Turnover Risk: As a result of its trading strategies, the Large/Mid-Cap Value Fund may have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Large/Mid-Cap Value Fund expenses, which may lower the performance of the Large/Mid-Cap Value Fund and may also result in the realization of short-term capital gains.

Regulatory Risk: New or changing regulations of particular industries may materially impact the value of companies within the affected industry.

Sector Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Large/Mid-Cap Value Fund invests more heavily in a particular sector, the value of its shares may be more sensitive to any single economic, business, political or regulatory occurrence than a mutual fund that is more widely diversified. The sectors in which the Large/Mid-Cap Value Fund may invest in more heavily will vary.

Undervalued Stocks Risk: The Large/Mid-Cap Value Fund will suffer losses if stocks the Adviser believes are undervalued and/or are temporarily out of favor in the market are not undervalued in the market, or they continue to be out of favor.

Performance

The chart and table provide some indication of the risks of investing in the Large/Mid-Cap Value Fund by showing the changes in the performance from year to year and how the Large/Mid-Cap Value Fund's average annual returns for one year, five and ten years and since inception compare to those of a broad-based securities market index. Updated performance information is available at www.cornercapfunds.com or by calling (888) 813-8637 (toll free).

Performance information represents only past performance and does not necessarily indicate future results.

Year-by-Year Total Return as of December 31

The calendar year-to-date total return as of June 30, 2017 was 7.29%.

During the period shown, the highest return for a quarter was 27.65% for the quarter ended June 30, 2009, and the lowest return was -27.80% for the quarter ended December 31, 2008.

The Large/Mid-Cap Value Fund's annual returns shown on the bar chart does not reflect the impact of taxes. The table below shows before and after-tax performance. After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (For the periods ended December 31, 2016)
Average Annual Returns - CornerCap Large/Mid-Cap Value Fund	1 Year	5 Years	10 Years	Since Inception
	13.96%	11.85%	4.27%	3.04%
After Taxes on Distributions |	13.73%	10.25%	3.32%	2.25%
After Taxes on Distributions and Sale of Fund Shares |	8.10%	9.17%	3.27%	2.30%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	17.34%	14.80%	5.72%	6.97%

The return after taxes on distributions and sale of Large/Mid Cap Value Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Large/Mid Cap Value Fund shares at the end of the measurement period.